SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended
	Feb. 25, 2022	Dec. 31, 2022
Banco Digio [Member]
IfrsStatementLineItems [Line Items]
Investment funds, percentage contributed to fair value of plan assets	49.99%
Other revenues from acquired company		R$ 31,772
Other losses of acquired company		R$ 177,873
Bradescard Elo [Member]
IfrsStatementLineItems [Line Items]
Investment funds, percentage contributed to fair value of plan assets	100.00%
[custom:PaymentForInvestment]	R$ 645,060